Total
Wellington Shields All-Cap Fund
SUMMARY OF ALL-CAP FUND
Investment Objective. The investment objective of the All-Cap Fund is to seek capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the All-Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Wellington Shields All-Cap Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of the amount redeemed, if applicable).	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Wellington Shields All-Cap Fund Institutional Shares
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.34%

Expense Example. This Example is intended to help you compare the cost of investing in the All-Cap Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the All-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the All-Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Wellington Shields All-Cap Fund | Institutional Shares | USD ($)	136	425	734	1,613

Portfolio Turnover. The All-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the All-Cap Fund’s performance. During the fiscal year ended November 30, 2022, the All-Cap Fund’s portfolio turnover rate was 74.35% of the average value of its portfolio.

Principal Investment Strategies of the Fund. The All-Cap Fund pursues its investment objective by investing primarily in equity securities of all market capitalizations.

The All-Cap Fund’s investments will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock, exchange traded funds (“ETFs”) that focus their investments in equity securities, and short sales. Under normal market conditions, the All-Cap Fund will invest at least 80% of its total assets in equity securities.

While the All-Cap Fund’s primary focus is investment in equity securities, the All-Cap Fund has flexibility to invest in other types of securities when the Advisor believes they offer opportunities that are more attractive. Accordingly, the All-Cap Fund may invest in derivative instruments, including put and call options. The All-Cap Fund will generally invest in derivative instruments for hedging and income generation purposes. The All-Cap Fund may also sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future. When the All-Cap Fund makes a short sale of a security, the All-Cap Fund will have to replace the security in the future, whether or not the price declines. The All-Cap Fund may hold up to 20% of its net assets in derivative instruments and short positions at any time.

In selecting portfolio securities, Capital Management Associates, Inc. (“CMA” or the “Advisor”) uses various screens and models to produce a potential universe of companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. The Advisor considers selling or reducing the All-Cap Fund’s holding in a security if the security no longer meets the Advisor’s investment criteria or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the All-Cap Fund’s portfolio managers.

Principal Risks of Investing in the Fund

Performance. The bar chart and table shown below provide some indication of the risks of investing in the All-Cap Fund by showing changes in the performance of the All-Cap Fund’s Institutional Shares from year to year and by showing how the All-Cap Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the All-Cap Fund will perform in the future.

Annual Total Returns For the Period Ended December 31

Quarterly Returns During This Time Period Highest 23.01% (quarter ended June 30, 2020) Lowest -19.83% (quarter ended March 31, 2020)
Average Annual Total Returns (For the Period Ended December 31, 2022)
Average Annual Total Returns - Wellington Shields All-Cap Fund	1 Year	5 Years	10 Years
Institutional Shares	(19.53%)	4.12%	8.98%
Institutional Shares | After Taxes on Distributions	(21.05%)	2.61%	7.24%
Institutional Shares | After Taxes on Distributions and Sales	(10.61%)	3.14%	7.09%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	(19.13%)	9.13%	12.37%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	(18.11%)	9.42%	12.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold All-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.